Income Taxes (Tables) (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(185,750)	(286,823)
Tax credit calculated at statutory tax rate	(46,438)	(71,706)
Effect of different tax rates in other countries	-	112
Others	46,438	71,594
	-	-

Income tax expense (benefits)

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Loss before tax	(967,491)	(284,655)
Tax credit calculated at statutory tax rate	(241,873)	(71,164)
Effect of different tax rates in other countries	36	118
Others	241,837	71,046
	-	-

Huale Group Co. Limited [Member]
Schedule of Income Tax Expense (Benefits)

Income tax expense (benefits)

	June 30, 2020	June 30, 2019
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(245,480)	(28,265)
Tax credit calculated at statutory tax rate	(61,370)	(7,066)
Effect of different tax rates in other countries	56	-
Others	61,314	7,066
	-	-